Shareholders' equity - Capital stock and contributed surplus (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stated value
Equity at beginning of period	$ 305,705	$ 277,271
Shares acquired for equity incentive plan	(963)	(5,252)
Stock-based compensation	17,614	20,411
Shares acquired and canceled under normal course issuer bid	(2,022)	(4,157)
Shares issued under dividend reinvestment program	(27,147)	(25,847)
Equity at end of period	$ 323,648	$ 305,705
Capital stock
Number of shares
Number of shares outstanding at beginning of period (shares)	25,410,151	25,325,894
Shares acquired for equity incentive plan (shares)	(26,321)	(154,131)
Shares released on vesting of equity incentive plan (shares)		363,352
Shares acquired and canceled under normal course issuer bid (shares)	(48,182)	(126,353)
Shares issued to purchase management contract (shares)	479,211
Shares issued under dividend reinvestment program (shares)		1,389
Number of shares outstanding at end of period (shares)	25,814,859	25,410,151
Stated value
Equity at beginning of period	$ 434,764	$ 428,475
Shares acquired for equity incentive plan	(963)	(5,252)
Shares issued and released on equity incentive plans	18,348	15,649
Shares acquired and canceled under normal course issuer bid	(2,022)	(4,157)
Shares issued under dividend reinvestment program		49
Equity at end of period	450,127	434,764
Contributed surplus
Stated value
Equity at beginning of period	35,281	33,716
Shares issued and released on equity incentive plans	(16,628)	(18,846)
Stock-based compensation	17,614	20,411
Equity at end of period	$ 36,267	$ 35,281